Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 15.5%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$3,265	$ 3,296,305
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,624	1,646,036
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,494	1,509,351
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,413	1,429,982
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	643,031
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,689,170
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	2,734	2,764,450
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,871	2,862,133
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	4,565	4,557,000
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	161	144,955
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	684,011
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	2,615	2,637,495
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,045,486
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	396	384,993
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	3,293	3,120,074
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	796,447
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	454,877
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	4,781	4,768,298
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	1,023	1,017,597
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	614	609,367
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,500	3,419,204
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,665	1,673,709
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,552	1,563,843
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	3,525	3,555,622
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,247,006
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,557	1,586,438
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	885	895,294
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,589	1,597,894
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	804	813,238
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	114	90,455
Security	Principal Amount (000's omitted)	Value
GoTo Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$416	$ 410,582
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,753	3,645,461
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 6.105%, (30-day SOFR Average + 1.50%), 8/25/54(1)(2)	3,682	3,727,574
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	13	13,356
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	73	72,967
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	170	170,371
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	338	338,835
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,790	1,797,899
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	3,187	3,222,838
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,400	2,400,533
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,544	1,551,920
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	3,100	3,115,508
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,393,347
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,467	1,498,271
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	611	564,733
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	330,314
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,207	879,829
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	351	342,086
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,258	1,177,697
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,683	3,603,323
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,042	4,653,706
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,728,122
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	97	93,032
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	174	174,978
Series 2024-RVM1, Class A, 5.01%, 1/22/46(1)	5,828	5,826,057
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	4,796	4,768,189
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	4,348	4,352,560
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,252	1,212,118
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,018	987,456
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	1,681	1,684,982
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	3,794	3,813,029

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	$8	$ 7,554
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	2,214	2,235,093
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	2,160	2,155,934
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,317,064
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,759	1,770,630
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	594	547,489
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,718	3,739,537
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,393	1,402,201
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	2,392	2,404,815
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,548	3,494,630
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	4,750	4,862,010
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	322	274,243
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,481	2,493,597
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	633	633,757
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	579,020
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,395,296
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	1,346	1,313,782
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,015	909,755
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,305	1,137,511
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	229	197,590
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	354	332,116
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	307	225,182
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	611	479,234
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	980	915,278
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,850	1,786,813
Series 2023-B, Class B, 5.60%, 8/22/50(1)	1,873	1,767,120
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	1,341	1,359,736
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,239	1,827,232
Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$143	$ 120,590
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	569	534,122
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46(1)	1,500	1,498,238
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	2,154	2,169,111
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	1,557	1,569,765
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	1,565	1,577,341
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	132,813
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.783%, 6/15/49(1)	627	613,339
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)	1,622	1,635,880
Series 2024-1A, Class C, 5.65%, 2/15/29(1)	925	936,131
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 9/19/39(1)	1,750	1,749,247
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	2,032	2,036,660
Total Asset-Backed Securities (identified cost $174,132,715)		$174,192,890

Collateralized Mortgage Obligations — 2.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.569%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$150	$ 150,311
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	432	413,534
Champs Trust, Series 2024-2, Class A, 8.79% to 9/25/27, 11/25/59(1)(3)	1,733	1,805,685
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	559	566,922
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	1,461	1,492,844
FARM Mortgage Trust:
Series 2024-1, Class A1, 4.721%, 10/1/53(1)(4)	2,796	2,703,141
Series 2024-2, Class A, 5.196%, 8/1/54(1)(4)	2,429	2,347,351
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	120	119,658
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	6,127	6,136,504
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA1, Class M1A, 5.569%, (30-day SOFR Average + 1.00%), 1/25/42(1)(2)	1,211	1,213,883

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	$95	$ 96,032
Series 2024-HQA1, Class A1, 5.819%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	2,495	2,510,894
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 7.51%, (30-day SOFR Average + 2.95%), 6/25/42(1)(2)	1,111	1,149,490
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	470,930
Series 2023-84, Class MW, 6.00%, 6/20/53	492	499,124
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.819%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	500	507,427
Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,725	1,749,052
Total Collateralized Mortgage Obligations (identified cost $23,782,471)		$23,932,782

Commercial Mortgage-Backed Securities — 12.7%

Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.89%, (1 mo. SOFR + 1.493%), 11/15/41(1)(2)	$1,515	$ 1,517,393
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.287%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	2,921	2,933,574
BPR Trust:
Series 2022-OANA, Class A, 6.295%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	6,874	6,908,820
Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,730	3,749,582
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	1,357	1,352,989
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	5,851	5,821,895
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	180	179,741
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 5.945%, (1 mo. SOFR + 1.547%), 12/15/37(1)(2)	1,852	1,853,312
Series 2019-LIFE, Class D, 6.445%, (1 mo. SOFR + 2.047%), 12/15/37(1)(2)	1,000	1,001,167
CENT Trust, Series 2023-CITY, Class A, 7.017%, (1 mo. SOFR + 2.62%), 9/15/38(1)(2)	1,694	1,704,048
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.592%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	4,733	4,738,702
Series 2021-ESH, Class B, 5.892%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,052	2,055,289
Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust: (continued)
Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	$2,143	$ 2,147,843
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.606%, 3/25/29(4)	1,876	1,849,064
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KG08, Class A2, 4.134%, 5/25/33(4)	9,599	9,096,637
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	2,642	2,529,617
Series 2018-M4, Class A2, 3.057%, 3/25/28(4)	6,173	5,885,297
Series 2018-M13, Class A2, 3.744%, 9/25/30(4)	667	631,460
Series 2019-M1, Class A2, 3.543%, 9/25/28(4)	11,304	10,883,592
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,626	5,135,777
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,590,989
Series 2023-M1S, Class A2, 4.501%, 4/25/33(4)	3,414	3,324,000
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,366,974
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.088%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	1,745	1,754,219
Series 2024-WOLF, Class A, 5.939%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	5,061	5,075,971
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	4,443	4,446,453
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C, 6.837%, (1 mo. SOFR + 2.44%), 5/15/37(1)(2)	4,595	4,612,236
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,340	4,355,298
Series 2024-DPLO, Class B, 6.388%, (1 mo. SOFR + 1.991%), 6/15/41(1)(2)	2,985	2,999,862
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.239%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	2,202	2,207,458
Series-2024-RGCY, Class C, 7.237%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	1,717	1,721,729
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 6.063%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	1,500	1,499,850
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.338%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	2,225	2,233,344
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 5.312%, (1 mo. SOFR + 0.915%), 4/15/38(1)(2)	1,231	1,232,191
Series 2021-MHC, Class B, 5.612%, (1 mo. SOFR + 1.215%), 4/15/38(1)(2)	832	832,001
NJ Trust, Series 2023-GSP, Class A, 6.481%, 1/6/29(1)(4)	2,200	2,291,668
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.038%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	5,790	5,802,337
NYC Trust, Series 2024-3ELV, Class A, 6.388%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	3,454	3,485,873

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
ORL Trust, Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	$4,158	$ 4,173,590
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	3,640	3,633,999
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.789%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	3,055	3,058,165
TX Trust, Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	3,190	3,187,203
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	3,547	3,720,824
Total Commercial Mortgage-Backed Securities (identified cost $142,502,583)		$ 142,582,033

Corporate Bonds — 28.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.0%(5)
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$204	$ 187,049
		$ 187,049
Communications — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$7,335	$ 5,517,495
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	1,620	1,659,988
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	219	159,522
SES SA, 5.30%, 4/4/43(1)	130	95,052
		$ 7,432,057
Consumer, Cyclical — 2.7%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,750	$1,706,397
5.308%, 10/20/31(1)	1,335	1,304,268
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	291	289,508
4.75%, 10/20/28(1)	3,976	3,924,026
Ford Motor Co., 3.25%, 2/12/32	1,178	980,056
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	1,410	1,409,515
5.303%, 9/6/29	1,449	1,420,857
7.122%, 11/7/33	1,070	1,117,285
7.20%, 6/10/30	944	994,281
7.35%, 11/4/27	487	510,087
7.35%, 3/6/30	2,456	2,601,884
General Motors Financial Co., Inc.:
4.30%, 4/6/29	716	692,018
5.80%, 1/7/29	611	623,601
5.85%, 4/6/30	1,855	1,895,426
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Financial Co., Inc.: (continued)
5.95%, 4/4/34	$646	$ 649,700
Hyundai Capital America, 5.80%, 6/26/25(1)	1,688	1,694,404
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,810	1,672,728
Toyota Motor Credit Corp., 4.65%, 1/5/29	3,977	3,952,039
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(6)	3,484	3,071,048
		$ 30,509,128
Consumer, Non-cyclical — 1.6%
AbbVie, Inc., 5.50%, 3/15/64	$2,191	$2,093,931
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	1,501	1,423,992
Bristol-Myers Squibb Co., 5.65%, 2/22/64	3,987	3,840,742
Centene Corp.:
2.50%, 3/1/31	2,779	2,300,391
2.625%, 8/1/31	255	210,161
Conservation Fund, 3.474%, 12/15/29	190	174,683
CVS Pass-Through Trust, 6.036%, 12/10/28	105	105,468
Ford Foundation, 2.415%, 6/1/50(6)	270	158,978
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	216,958
Kroger Co., 5.00%, 9/15/34	1,288	1,248,172
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,540	1,663,519
Merck & Co., Inc., 2.45%, 6/24/50	591	340,536
Pfizer, Inc., 2.625%, 4/1/30	460	412,738
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	701	578,552
5.20%, 4/1/29(1)	3,337	3,270,213
		$18,039,034
Energy — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$1,894	$1,752,373
		$1,752,373
Financial — 17.5%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(7)	$1,400	$1,397,560
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(7)	814	815,922
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	1,660	1,668,301
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(7)	1,673	1,650,062
6.184% to 7/26/34, 7/26/35(7)	3,661	3,621,042
6.848% to 1/3/29, 1/3/30(7)	1,497	1,552,549
6.992% to 6/13/28, 6/13/29(7)	190	198,010
American National Group, Inc.:
5.75%, 10/1/29	2,070	2,073,962
6.144%, 6/13/32(1)(6)	250	246,182
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	274,194
Athene Global Funding, 4.86%, 8/27/26(1)	4,356	4,353,755
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	1,000	945,874

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Banco Santander SA: (continued)
4.175% to 3/24/27, 3/24/28(7)	$200	$ 195,997
5.294%, 8/18/27	400	402,587
5.439%, 7/15/31	1,400	1,397,941
5.538% to 3/14/29, 3/14/30(7)	1,800	1,808,845
6.35%, 3/14/34	1,600	1,623,201
Bank of America Corp.:
5.468% to 1/23/34, 1/23/35(7)	10,972	10,988,975
5.933% to 9/15/26, 9/15/27(7)	5,980	6,088,032
Bank of New York Mellon Corp., 6.474% to 10/25/33, 10/25/34(7)	1,724	1,862,272
BBVA Bancomer SA, 8.125% to 1/8/34, 1/8/39(1)(6)(7)	1,895	1,934,588
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(7)	5,070	5,069,589
7.75% to 8/16/29(1)(7)(8)	244	250,045
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(7)	2,891	2,907,053
Brookfield Finance, Inc.:
5.675%, 1/15/35	1,681	1,694,095
5.968%, 3/4/54	1,950	1,972,946
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(7)	830	838,103
6.84% to 9/13/33, 9/13/34(1)(7)	2,612	2,779,110
Capital One Financial Corp., 4.20%, 10/29/25	1,000	993,860
Charles Schwab Corp.:
2.45%, 3/3/27	1,060	1,012,359
6.136% to 8/24/33, 8/24/34(6)(7)	3,120	3,277,319
CI Financial Corp., 3.20%, 12/17/30	2,926	2,489,270
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(7)	1,531	1,375,111
4.00% to 12/10/25(7)(8)	415	405,091
COPT Defense Properties LP, 2.90%, 12/1/33	1,167	938,094
Corebridge Global Funding, 5.20%, 1/12/29(1)	3,203	3,222,715
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(7)	2,788	2,881,759
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	1,980	1,997,727
Enact Holdings, Inc., 6.25%, 5/28/29	3,420	3,487,243
EPR Properties:
3.60%, 11/15/31	530	463,969
3.75%, 8/15/29	2,182	2,024,338
4.95%, 4/15/28	2,369	2,331,064
Essent Group Ltd., 6.25%, 7/1/29	2,460	2,513,015
Extra Space Storage LP:
2.55%, 6/1/31	1,375	1,172,295
5.35%, 1/15/35	2,480	2,447,913
5.90%, 1/15/31	1,350	1,393,158
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,569	2,206,285
6.75%, 3/15/54(1)	3,757	3,817,861
7.95%, 6/15/33(1)	344	381,122
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	$6,509	$ 6,342,289
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	441	427,627
3.75%, 9/15/30(1)(6)	1,675	1,477,239
ING Groep NV, 5.55% to 3/19/34, 3/19/35(7)	2,791	2,775,651
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	406,922
8.248% to 11/21/32, 11/21/33(1)(7)	3,524	3,954,910
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,571	2,651,065
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(7)	1,100	1,069,099
4.493% to 3/24/30, 3/24/31(7)	799	778,805
5.581% to 4/22/29, 4/22/30(7)	6,237	6,362,070
5.766% to 4/22/34, 4/22/35(7)	618	632,426
KeyBank NA, 5.00%, 1/26/33	1,606	1,540,959
KeyCorp, 5.716%, (SOFR + 1.25%), 5/23/25(2)	3,240	3,242,962
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	2,584	2,451,183
6.00%, 5/20/34	1,558	1,587,235
Marex Group PLC, 6.404%, 11/4/29	2,359	2,383,974
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	3,992	3,992,143
Nuveen LLC, 5.85%, 4/15/34(1)	2,747	2,781,425
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(7)	775	769,372
5.492% to 5/14/29, 5/14/30(7)	4,463	4,527,378
6.875% to 10/20/33, 10/20/34(7)	5,925	6,470,047
Principal Financial Group, Inc., 4.625%, 9/15/42	308	272,854
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,450	3,008,131
Societe Generale SA, 5.634% to 1/19/29, 1/19/30(1)(7)	3,532	3,526,986
Stifel Financial Corp., 4.00%, 5/15/30	438	413,723
Swedbank AB:
5.407%, 3/14/29(1)	1,012	1,021,057
6.136%, 9/12/26(1)	2,031	2,075,419
Synchrony Bank, 5.40%, 8/22/25	1,900	1,902,880
Synchrony Financial, 4.50%, 7/23/25	1,600	1,594,086
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	373	364,327
5.625%, 2/15/28	611	612,280
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(7)	2,463	2,482,534
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	2,368	2,474,134
TPG Operating Group II LP, 5.875%, 3/5/34	2,925	2,993,525
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(7)	5,794	5,845,328
5.85% to 10/21/32, 10/21/33(7)	2,269	2,319,831
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	1,745	1,440,852
9.016% to 11/15/32, 11/15/33(1)(7)	424	512,253

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	$447	$ 438,446
Ventas Realty LP, 5.625%, 7/1/34	2,927	2,948,663
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,437,097
		$ 196,751,547
Government - Multinational — 3.0%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$ 2,719,566
4.25%, 3/13/34	4,115	3,980,471
European Investment Bank, 3.25%, 11/15/27	13,000	12,617,732
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,111,328
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,136,606
4.00%, 1/10/31	8,000	7,765,547
		$33,331,250
Industrial — 0.5%
Arrow Electronics, Inc., 5.15%, 8/21/29	$2,348	$2,339,362
BAE Systems PLC, 5.30%, 3/26/34(1)	1,177	1,174,203
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,634	1,656,501
		$5,170,066
Technology — 1.4%
Apple, Inc., 3.45%, 2/9/45	$936	$717,530
Concentrix Corp., 6.60%, 8/2/28(6)	5,377	5,511,882
Fiserv, Inc., 5.35%, 3/15/31(6)	1,925	1,957,432
Intel Corp., 4.90%, 8/5/52	4,364	3,448,289
Kyndryl Holdings, Inc.:
3.15%, 10/15/31(6)	800	693,937
6.35%, 2/20/34(6)	2,040	2,123,442
Marvell Technology, Inc., 5.75%, 2/15/29	745	763,924
Playtika Holding Corp., 4.25%, 3/15/29(1)	460	418,769
		$15,635,205
Utilities — 1.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,895	$4,922,534
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	309,481
Engie SA, 5.625%, 4/10/34(1)	3,400	3,404,915
MidAmerican Energy Co., 5.35%, 1/15/34	294	297,944
New England Power Co., 5.936%, 11/25/52(1)	502	506,874
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	1,482	1,342,176
5.25%, 3/15/34	5,215	5,161,314
Northern States Power Co., 2.60%, 6/1/51	198	118,416
Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
Terraform Global Operating LP, 6.125%, 3/1/26(1)	$225	$ 225,539
		$ 16,289,193
Total Corporate Bonds (identified cost $324,979,344)		$ 325,096,902

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(6)(9)	50,000	$ 2,535,250
Total Exchange-Traded Funds (identified cost $2,543,000)		$ 2,535,250

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$2,000	$ 1,977,100
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,977,100

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,451,610
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	3,400	2,823,312
Total Sovereign Government Bonds (identified cost $7,411,110)		$ 7,274,922

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,007,565
		$ 1,007,565

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.0%(5)
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 134,014
Social Bonds, 3.034%, 6/1/34	110	93,531
		$ 227,545
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 476,723
		$ 476,723
Total Taxable Municipal Obligations (identified cost $2,215,170)		$ 1,711,833

U.S. Government Agencies and Instrumentalities — 0.0%(5)

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 125,536
3.485%, 8/1/35	85	73,001
3.585%, 8/1/37	150	127,268
Total U.S. Government Agencies and Instrumentalities (identified cost $408,399)		$ 325,805

U.S. Government Agency Mortgage-Backed Securities — 28.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$211	$ 180,283
5.00%, 2/1/53	1,507	1,458,217
5.50%, with various maturities to 2053	6,657	6,576,525
6.00%, with various maturities to 2053	8,886	8,943,671
6.50%, 8/1/53	3,294	3,370,534
Federal National Mortgage Association:
2.00%, 4/1/51	138	109,838
3.00%, 7/1/49	120	103,846
4.50%, with various maturities to 2052	3,933	3,712,891
5.00%, with various maturities to 2054	12,974	12,529,040
5.50%, with various maturities to 2053	4,130	4,080,887
7.00%, 6/1/53	381	401,946
Government National Mortgage Association II:
2.50%, with various maturities to 2051	495	408,445
5.50%, 6/20/53	1,632	1,640,742
6.00%, with various maturities to 2053	354	360,476
7.00%, 6/20/53	641	667,419
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(12)	$39,431	$ 37,071,449
5.00%, 30-Year, TBA(12)	105,509	101,771,236
5.50%, 30-Year, TBA(12)	128,578	126,825,115
6.00%, 30-Year, TBA(12)	14,269	14,334,771
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $329,888,851)		$ 324,547,331

U.S. Treasury Obligations — 18.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,850	$ 1,390,719
3.875%, 5/15/43	11,690	10,292,122
4.00%, 11/15/52	1,978	1,723,671
4.50%, 2/15/44	6,679	6,376,988
4.75%, 11/15/43	7,200	7,111,357
4.75%, 11/15/53	6,340	6,274,106
U.S. Treasury Notes:
4.00%, 2/15/34	7,359	7,047,506
4.125%, 11/30/29	42,161	41,688,588
4.25%, 12/31/26	17,025	17,027,064
4.50%, 11/15/33	8,820	8,782,831
4.875%, 11/30/25(6)	63,650	64,000,906
5.00%, 10/31/25	33,575	33,771,480
Total U.S. Treasury Obligations (identified cost $207,194,235)		$205,487,338

Short-Term Investments — 23.1%
Affiliated Fund — 15.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(13)	169,821,520	$ 169,821,520
Total Affiliated Fund (identified cost $169,821,520)		$ 169,821,520
Securities Lending Collateral — 6.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(14)	76,329,178	$ 76,329,178
Total Securities Lending Collateral (identified cost $76,329,177)		$ 76,329,178

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$13,492	$ 13,436,740
Total U.S. Treasury Obligations (identified cost $13,432,426)		$ 13,436,740
Total Short-Term Investments (identified cost $259,583,123)		$ 259,587,438
Total Investments — 130.7% (identified cost $1,476,641,001)		$1,469,251,624

Other Assets, Less Liabilities — (30.7)%	$ (345,280,182)
Net Assets — 100.0%	$1,123,971,442

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $393,551,915 or 35.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(5)	Amount is less than 0.05%.
(6)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $77,562,044 and the total market value of the collateral received by the Fund was $79,685,079, comprised of cash of $76,329,178 and U.S. government and/or agencies securities of $3,355,901.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated fund.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $1,977,100, which represents 0.2% of the net assets of the Fund as of December 31, 2024.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	493	Long	3/31/25	$101,365,422	$20,902
U.S. 5-Year Treasury Note	1,752	Long	3/31/25	186,245,814	(642,916)
U.S. 10-Year Treasury Note	137	Long	3/20/25	14,898,750	(133,247)
U.S. Long Treasury Bond	546	Long	3/20/25	62,158,688	(1,363,994)
U.S. Ultra 10-Year Treasury Note	94	Long	3/20/25	10,463,375	(191,439)
U.S. Ultra-Long Treasury Bond	(15)	Short	3/20/25	(1,783,594)	17,669
					$(2,293,025)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $174,333,870, which represents 15.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ —	$ —	$ —	$ 250	$ 2,535,250	$ 31,311	50,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	2,027,580	—	—	—	(50,480)	1,977,100	25,000	2,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	145,437,143	140,754,431	(116,370,054)	—	—	169,821,520	1,911,807	169,821,520
Total				$ —	$(50,230)	$174,333,870	$1,968,118

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$174,192,890	$ —	$174,192,890
Collateralized Mortgage Obligations	—	23,932,782	—	23,932,782
Commercial Mortgage-Backed Securities	—	142,582,033	—	142,582,033
Corporate Bonds	—	325,096,902	—	325,096,902
Exchange-Traded Funds	2,535,250	—	—	2,535,250
High Social Impact Investments	—	1,977,100	—	1,977,100
Sovereign Government Bonds	—	7,274,922	—	7,274,922
Taxable Municipal Obligations	—	1,711,833	—	1,711,833
U.S. Government Agencies and Instrumentalities	—	325,805	—	325,805

Calvert
Core Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$324,547,331	$ —	$324,547,331
U.S. Treasury Obligations	—	205,487,338	—	205,487,338
Short-Term Investments:
Affiliated Fund	169,821,520	—	—	169,821,520
Securities Lending Collateral	76,329,178	—	—	76,329,178
U.S. Treasury Obligations	—	13,436,740	—	13,436,740
Total Investments	$248,685,948	$1,220,565,676	$ —	$1,469,251,624
Futures Contracts	$38,571	$ —	$ —	$38,571
Total	$248,724,519	$1,220,565,676	$ —	$1,469,290,195
Liability Description
Futures Contracts	$(2,331,596)	$ —	$ —	$(2,331,596)
Total	$(2,331,596)	$ —	$ —	$(2,331,596)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.